Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net (Notes)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
In connection with the Company’s emergence from Chapter 11 and application of fresh start accounting, and the resulting allocation of the reorganization value to its individual assets based on their estimated fair values, the Company recorded goodwill of $224 as of October 24, 2014. The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2016				2015
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Performance Additives	$137	$—	$(8)	$129	$137	$—	$(8)	$129
Formulated and Basic Silicones	68	—	(4)	$64	68	—	(4)	$64
Quartz Technologies	19	—	(1)	18	19	—	(1)	18
Total	$224	$—	$(13)	$211	$224	$—	$(13)	$211
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 are as follows:

	Performance Additives	Formulated and Basic Silicones	Quartz Technologies	Total
Balance as of December 31, 2014	$133	$66	$19	$218
Foreign currency translation	(4)	(2)	(1)	(7)
Balance as of December 31, 2015	$129	$64	$18	$211
Foreign currency translation	—	—	—	—
Balance as of December 31, 2016	$129	$64	$18	$211

In conjunction with fresh start accounting, the Company wrote-off existing intangibles assets, net and recorded $424 of new intangible assets, reflecting the estimated fair value of other intangible assets as of October 24, 2014 (see Note 3).
The Company’s finite and indefinite lived intangible assets consist of the following as of December 31:

	2016				2015
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(49)	$174	$223	$—	$(32)	$191
Trademarks	60	—	(19)	41	60	—	(12)	48
Technology	105	—	(29)	76	105	—	(16)	89
Patents and other	41	(4)	(5)	32	39	(4)	(7)	28
Total	$429	$(4)	$(102)	$323	$427	$(4)	$(67)	$356

The impact of foreign currency translation on intangible assets is included in accumulated amortization.
Total intangible amortization expense for the years ended December 31, 2016, December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014 was $38, $36, $6, and $34, respectively.
Estimated annual intangible amortization expense for 2017 through 2021 is as follows:

2017	$38
2018	38
2019	38
2020	38
2021	32